Quarterly Report
May 31, 2022
MFS®  Low Volatility
Equity Fund
LVU-Q3

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 1.8%
CACI International, Inc., “A” (a)	13,866	$3,887,611
General Dynamics Corp.	8,801	1,979,433
Honeywell International, Inc.	12,144	2,351,321
		$8,218,365
Business Services – 8.5%
Accenture PLC, “A”	43,994	$13,130,449
Amdocs Ltd.	180,323	15,668,266
Cognizant Technology Solutions Corp., “A”	24,702	1,845,239
Fidelity National Information Services, Inc.	23,697	2,476,337
FleetCor Technologies, Inc. (a)	13,052	3,247,468
Verisk Analytics, Inc., “A”	10,559	1,846,980
		$38,214,739
Cable TV – 2.7%
Cable One, Inc.	3,107	$4,048,732
Charter Communications, Inc., “A” (a)	9,598	4,865,514
Comcast Corp., “A”	69,533	3,078,921
		$11,993,167
Computer Software – 5.4%
Cadence Design Systems, Inc. (a)	16,340	$2,511,948
Intuit, Inc.	14,498	6,008,841
Microsoft Corp.	58,755	15,973,722
		$24,494,511
Computer Software - Systems – 1.1%
Juniper Networks, Inc.	94,840	$2,909,691
SS&C Technologies Holdings, Inc.	29,755	1,904,023
		$4,813,714
Construction – 0.5%
AvalonBay Communities, Inc., REIT	11,016	$2,290,887
Consumer Products – 2.4%
Colgate-Palmolive Co.	54,951	$4,330,688
Procter & Gamble Co.	44,838	6,630,644
		$10,961,332
Electrical Equipment – 3.2%
AMETEK, Inc.	17,076	$2,074,222
Emerson Electric Co.	20,959	1,858,225
Johnson Controls International PLC	59,630	3,250,431
TE Connectivity Ltd.	54,599	7,064,565
		$14,247,443
Electronics – 1.5%
Texas Instruments, Inc.	39,089	$6,909,372
Food & Beverages – 4.4%
General Mills, Inc.	91,443	$6,387,294
J.M. Smucker Co.	11,781	1,476,984
Mondelez International, Inc.	37,198	2,364,305
PepsiCo, Inc.	57,719	9,682,362
		$19,910,945

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 2.6%
Kroger Co.	91,036	$4,822,177
Wal-Mart Stores, Inc.	54,276	6,981,522
		$11,803,699
Gaming & Lodging – 0.4%
Hilton Worldwide Holdings, Inc.	13,363	$1,882,312
General Merchandise – 1.2%
Costco Wholesale Corp.	5,936	$2,767,482
Dollar General Corp.	12,924	2,847,674
		$5,615,156
Health Maintenance Organizations – 1.0%
Humana, Inc.	5,095	$2,314,302
UnitedHealth Group, Inc.	4,464	2,217,626
		$4,531,928
Insurance – 5.4%
Aon PLC	11,908	$3,282,678
Assurant, Inc.	20,850	3,683,987
Chubb Ltd.	25,066	5,296,195
Everest Re Group Ltd.	32,277	9,118,253
MetLife, Inc.	42,557	2,867,916
		$24,249,029
Internet – 4.4%
Alphabet, Inc., “A” (a)	6,152	$13,997,276
Alphabet, Inc., “C” (a)	2,551	5,818,270
		$19,815,546
Machinery & Tools – 2.3%
Eaton Corp. PLC	52,521	$7,279,411
Roper Technologies, Inc.	7,008	3,100,619
		$10,380,030
Medical & Health Technology & Services – 1.5%
McKesson Corp.	20,638	$6,783,504
Medical Equipment – 5.2%
Abbott Laboratories	16,277	$1,911,896
Danaher Corp.	16,857	4,447,214
Medtronic PLC	62,569	6,266,285
STERIS PLC	35,873	8,186,219
Thermo Fisher Scientific, Inc.	4,692	2,663,038
		$23,474,652
Network & Telecom – 1.2%
Motorola Solutions, Inc.	24,864	$5,463,615
Other Banks & Diversified Financials – 5.1%
Fiserv, Inc. (a)	22,479	$2,251,946
Mastercard, Inc., “A”	18,356	6,569,062
S&P Global, Inc.	9,853	3,443,426
U.S. Bancorp	41,207	2,186,856
Visa, Inc., “A”	39,326	8,343,797
		$22,795,087

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 10.0%
Eli Lilly & Co.	32,530	$10,196,203
Johnson & Johnson	74,563	13,386,296
Merck & Co., Inc.	115,637	10,642,073
Pfizer, Inc.	113,598	6,025,238
Zoetis, Inc.	28,185	4,817,662
		$45,067,472
Pollution Control – 4.5%
Republic Services, Inc.	73,174	$9,793,608
Waste Connections, Inc.	45,198	5,764,553
Waste Management, Inc.	28,872	4,576,501
		$20,134,662
Precious Metals & Minerals – 1.4%
Newmont Corp.	91,496	$6,208,004
Railroad & Shipping – 0.4%
CSX Corp.	54,309	$1,726,483
Real Estate – 2.4%
Extra Space Storage, Inc., REIT	14,417	$2,569,109
Public Storage, Inc., REIT	13,773	4,553,905
STAG Industrial, Inc., REIT	53,529	1,782,515
Sun Communities, Inc., REIT	11,644	1,911,130
		$10,816,659
Restaurants – 1.4%
McDonald's Corp.	12,024	$3,032,573
Starbucks Corp.	43,036	3,378,326
		$6,410,899
Specialty Chemicals – 1.1%
Ashland Global Holdings, Inc.	21,758	$2,328,541
Ecolab, Inc.	15,221	2,494,874
		$4,823,415
Specialty Stores – 4.0%
AutoZone, Inc. (a)	2,558	$5,268,585
Home Depot, Inc.	11,351	3,436,515
Target Corp.	57,411	9,293,693
		$17,998,793
Telecommunications - Wireless – 1.6%
T-Mobile US, Inc. (a)	53,174	$7,087,562
Telephone Services – 0.5%
Verizon Communications, Inc.	44,104	$2,262,094
Trucking – 2.8%
Expeditors International of Washington, Inc.	23,762	$2,586,256
J.B. Hunt Transport Services, Inc.	12,378	2,136,195
Landstar System, Inc.	16,918	2,561,893
Old Dominion Freight Line, Inc.	20,633	5,328,266
		$12,612,610

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 7.4%
American Electric Power Co., Inc.	36,623	$3,736,645
DTE Energy Co.	27,007	3,584,099
Duke Energy Corp.	38,366	4,316,942
Evergy, Inc.	40,064	2,802,076
Exelon Corp.	151,646	7,453,401
NextEra Energy, Inc.	36,329	2,749,742
Sempra Energy	20,472	3,354,542
Xcel Energy, Inc.	73,181	5,513,456
		$33,510,903
Total Common Stocks		$447,508,589
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.64% (v)	2,364,941	$2,364,941

Other Assets, Less Liabilities – 0.2%		930,630
Net Assets – 100.0%		$450,804,160
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,364,941 and $447,508,589, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$447,508,589	$—	$—	$447,508,589
Mutual Funds	2,364,941	—	—	2,364,941
Total	$449,873,530	$—	$—	$449,873,530
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,858,031	$86,934,952	$91,428,042	$—	$—	$2,364,941

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,294	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.